INCOME TAXES (Details 2) - QPAGOS Corporation - Parent Company [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Depreciation and amortization	$ (74,219)	$ 3
Other	(26,989)
Net operating losses	1,031,176	417,082
Valuation allowance	929,968	417,085
Net deferred income tax assets